Income Taxes - Significant Components of Deferred Tax Liabilities and Assets (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Deferred tax assets:
Tax credit carryovers		$ 10,297	$ 10,155
Deferred revenue and redemption ticket liability		9,540	7,252
Leasing transactions		5,585	3,838
State net operating loss carryovers		3,503	3,444
Workers' compensation and general liability insurance		3,429	3,666
Accrued liabilities		1,985	2,770
Deferred compensation		1,610	1,140
Smallware supplies		714	713
Indirect benefit of unrecognized tax benefits		225	216
Other		1,567	1,391
Total deferred tax assets		38,455	34,585
Valuation allowance for deferred tax assets-US	(923)	(1,388)	(1,158)
Total deferred tax assets net of valuation allowance		37,067	33,427
Deferred tax liabilities:
Trademark/trade name		31,578	31,928
Property and equipment		4,109	963
Prepaid expenses		232	189
Total deferred tax liabilities		35,919	33,080
Net deferred tax asset		$ 1,148	$ 347